GOLDMAN SACHS TRUST

Goldman Sachs Strategic Factor Funds

Institutional and Class P Shares

of the

Goldman Sachs Strategic Factor Allocation Fund

Goldman Sachs Strategic Volatility Premium Fund

(each a “Fund,” and together, the “Funds”)

Supplement dated February 16, 2024 to the

Prospectuses, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated December 29, 2023, as supplemented to date

At a meeting held on February 13-14, 2024, the Board of Trustees of Goldman Sachs Trust (i) approved certain changes to the principal strategy of each Fund to enable the Fund to invest in volatility index derivatives and (ii) authorized each Fund to invest in a wholly-owned subsidiary, through which the Fund will seek to gain exposure to volatility index derivatives and may also seek to gain exposure to commodities markets. The wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P. (“GSAM”), the Funds’ investment adviser.

Effective on March 31, 2024, the Funds’ disclosures are modified as follows:

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Institutional Share Class Prospectus and “Fees and Expenses of the Fund” in the Strategic Factor Allocation Fund’s Institutional Share Class Summary Prospectus:

Institutional
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses[1]	0.99%
Fee Waiver[2]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]

The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]

The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SFA Subsidiary (as defined below) at an annual rate of 0.42% of the SFA Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SFA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SFA Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Class P Shares Prospectus and “Fees and Expenses of the Fund” in the Strategic Factor Allocation Fund’s Class P Shares Summary Prospectus:

Class P
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses[1]	0.98%
Fee Waiver[2]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver	0.82%

[1]

The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]

The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SFA Subsidiary (as defined below) at an annual rate of 0.42% of the SFA Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SFA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SFA Subsidiary is in place. The other management fee waiver arrangement will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Expense Example” in the Funds’ Institutional Share Class Prospectus and “Expense Example” in the Strategic Factor Allocation Fund’s Institutional Share Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$85	$299	$531	$1,198

The following table replaces the table under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Expense Example” in the Funds’ Class P Shares Prospectus and “Expense Example” in the Strategic Factor Allocation Fund’s Class P Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$84	$296	$526	$1,187

The following replaces in its entirety the sixth paragraph of “Goldman Sachs Strategic Factor Allocation Fund—Summary—Principal Strategy” in the Prospectuses and “Principal Strategy” in the Strategic Factor Allocation Fund’s Summary Prospectuses:

The Fund may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; (v) volatility index derivatives and commodity-linked derivative instruments; and (vi) other instruments, including structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The Fund seeks to gain exposure to volatility index derivatives primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SFA, LLC (the “SFA Subsidiary”). The SFA Subsidiary is advised by the Investment Adviser.

Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SFA Subsidiary. The SFA Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SFA Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub-indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SFA Subsidiary invests directly in physical commodities.

The SFA Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).

The following risks are added under “Goldman Sachs Strategic Factor Allocation Fund—Summary—Principal Risks of the Fund” in the Prospectuses and “Principal Risks of the Fund” in the Strategic Factor Allocation Fund’s Summary Prospectuses:

Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the SFA Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the SFA Subsidiary’s, and therefore the Fund’s, share value to fluctuate.

Subsidiary Risk. The SFA Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the SFA Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the SFA Subsidiary. The tax treatment of the Fund’s investments in the SFA Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Shareholders should review “Other Information” under “Taxation” in the Prospectus for more information.

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Institutional Share Class Prospectus and “Fees and Expenses of the Fund” in the Strategic Volatility Premium Fund’s Institutional Share Class Summary Prospectus:

Institutional
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.77%
Fee Waiver[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver	0.52%

[1]

The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]

The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SVP Subsidiary (as defined below) at an annual rate of 0.42% of the SVP Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SVP Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SVP Subsidiary is in place. The other management fee waiver will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the “Annual Fund Operating Expenses” table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Fees and Expenses of the Fund” in the Funds’ Class P Shares Prospectus and “Fees and Expenses of the Fund” in the Strategic Volatility Premium Fund’s Class P Shares Summary Prospectus:

Class P
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.09%
Acquired (Underlying) Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses[1]	0.76%
Fee Waiver[2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver	0.51%

[1]

The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.

[2]

The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the SVP Subsidiary (as defined below) at an annual rate of 0.42% of the SVP Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the SVP Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the SVP Subsidiary is in place. The other management fee waiver will remain in effect through at least December 29, 2024, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.

The following table replaces the table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Expense Example” in the Funds’ Institutional Share Class Prospectus and “Expense Example” in the Strategic Volatility Premium Fund’s Institutional Share Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$53	$221	$403	$931

The following table replaces the table under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Expense Example” in the Funds’ Class P Shares Prospectus and “Expense Example” in the Strategic Volatility Premium Fund’s Class P Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$52	$218	$398	$919

The following replaces in its entirety the sixth paragraph of “Goldman Sachs Strategic Volatility Premium Fund—Summary—Principal Strategy” in the Funds’ Prospectuses and “Principal Strategy” in the Strategic Volatility Premium Fund’s Summary Prospectuses:

In addition to the Strategic Volatility Premium, the Fund may use futures contracts, primarily futures on indexes, options on indexes and options on futures, including volatility index derivatives and commodity-linked derivative instruments, to more effectively gain targeted exposure to the volatility premium, to equitize cash and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. Derivative positions may be listed or over-the-counter (“OTC”) and may or may not be centrally cleared.

The Fund seeks to gain exposure to volatility index derivatives primarily by investing in a wholly-owned subsidiary of the Fund, organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity—SVP, LLC (the “SVP Subsidiary”). The SVP Subsidiary is advised by the Investment Adviser.

Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SVP Subsidiary. The SVP Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SVP Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub-indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SVP Subsidiary invests directly in physical commodities.

The SVP Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).

The following risks are added under “Goldman Sachs Strategic Volatility Premium Fund—Summary—Principal Risks of the Fund” in the Prospectuses and “Principal Risks of the Fund” in the Strategic Volatility Premium Fund’s Summary Prospectuses:

Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the SFA Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the SFA Subsidiary’s, and therefore the Fund’s, share value to fluctuate.

Subsidiary Risk. The SVP Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the SVP Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

Tax Risk. In reliance on an opinion of counsel, the Fund seeks to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the SVP Subsidiary. The tax treatment of the Fund’s investments in the SVP Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Shareholders should review “Other Information” under “Taxation” in the Prospectus for more information.

The following replaces in its entirety the fifth paragraph of “Investment Management Approach—Principal Investment Strategy—Strategic Factor Allocation Fund” in the Prospectuses:

The Fund may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or OTC and may or may not be centrally cleared. The Fund’s derivative investments may include but are not limited to: (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; (v) volatility index derivatives and commodity-linked derivative instruments; and (vi) other instruments, including structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The Fund seeks to gain exposure to volatility index derivatives primarily by investing in the SFA Subsidiary. The SFA Subsidiary is advised by the Investment Adviser.

Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SFA Subsidiary. The SFA Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SFA Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub-indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SFA Subsidiary invests directly in physical commodities.

The SFA Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).

The following replaces in its entirety the sixth paragraph of “Investment Management Approach—Principal Investment Strategy—Strategic Volatility Premium Fund” in the Prospectuses:

In addition to the Strategic Volatility Premium, the Fund may use futures contracts, primarily futures on indexes, options on indexes and options on futures, including volatility index derivatives and commodity-linked derivative instruments, to more effectively gain targeted exposure to the volatility premium, to equitize cash and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. Derivative positions may be listed or OTC and may or may not be centrally cleared.

The Fund seeks to gain exposure to volatility index derivatives primarily by investing in the SVP Subsidiary. The SVP Subsidiary is advised by the Investment Adviser.

Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the SVP Subsidiary. The SVP Subsidiary primarily obtains its volatility index derivatives exposure by investing in options, futures, forwards, swaps, options on futures and swaps, structured securities and other derivatives and similar instruments that provide exposure to volatility indices. The Fund may also obtain exposure to commodities through investments by the SVP Subsidiary in commodity-linked derivative instruments (including, but not limited to, total return swaps (on commodity indices, sub-indices, and single commodities), commodity (U.S. or foreign) futures, commodity options and commodity-linked swaps). Neither the Fund nor the SVP Subsidiary invests directly in physical commodities. The Fund may also gain exposure to the commodities markets through investments in other investment companies, ETFs or other pooled investment vehicles.

The SVP Subsidiary may also invest in bonds or other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as foreign currency transactions (including forward contracts).

The following replaces the first paragraph under “Investment Management Approach—Additional Fees and Expenses Information” in the Prospectuses:

“Acquired Fund Fees and Expenses” reflect the expenses, (including the management fees) borne by the Strategic Factor Allocation Fund and the Strategic Volatility Premium Fund as the sole shareholders of the SFA Subsidiary and SVP Subsidiary, respectively. In addition, “Acquired Fund Fees and Expenses” reflect the expenses (including the management fees) borne by a Fund through its ownership of shares in other investment companies.

The following is added to the “Investment Securities” table under “Investment Management Approach—Other Investment Practices and Securities” in the Prospectuses:

10	Percent of total assets (italic type)
10	Percent of Net Assets (including borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objective and strategies of the Fund

	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund
Investment Securities

Subsidiary Shares[6]	25	25

[6]

Each of the by the Strategic Factor Allocation Fund and Strategic Volatility Premium Funds may invest up to 25% of its total assets in the shares of the SFA Subsidiary and SVP Subsidiary (together, the “Subsidiaries”), respectively.

Within the “Investment Securities” table under “Investment Management Approach—Other Investment Practices and Securities” in the Prospectuses, “Commodity-Linked Derivative Instruments” is replaced with the following:

10	Percent of total assets (italic type)
10	Percent of Net Assets (including borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objective and strategies of the Fund

	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund
Investment Securities

Commodity-Linked Derivative Instruments	•	•

The following rows are added to the table under “Risks of the Funds” in the Prospectuses:

✓	Principal Risk
•	Additional Risk

	Strategic Factor Allocation Fund	Strategic Volatility Premium Fund

Commodity Sector	✓	✓

Subsidiary	✓	✓

Tax	✓	✓

The following risks are added under “Risks of the Funds” in the Prospectuses:

Commodity Sector Risk—Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Commodity-linked investments are often offered by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities typically move in different directions than traditional equity and debt securities, when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

Subsidiary Risk—By investing in the Subsidiaries, the Funds are indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objectives of the Subsidiary will be achieved. The Subsidiaries are not registered under the Investment Company Act, and are not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund.

Tax Risk—Historically, the IRS had issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments (the “Subsidiary Rulings”) are “qualifying income” for purposes of compliance with under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds have not received such a private letter ruling, and are not able to rely on private letter rulings issued to other taxpayers. In connection with investments in wholly-owned subsidiaries and/or commodity index-linked structured notes, each Fund obtained an opinion of counsel (the “Tax Opinion”) that its income from such investments should constitute “qualifying income.” In reliance on such opinion, the Funds seek to gain exposure to volatility index derivatives and the commodity markets primarily through investments in the Subsidiaries, as applicable.

The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Funds intend to limit their investments in commodity index-linked structured notes. The IRS recently issued final regulations that would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The Subsidiary Rulings have not been revoked. In reliance on the applicable Tax Opinion, each Fund may continue to gain exposure to volatility index derivatives and the commodity markets through investments in the Subsidiaries.

The tax treatment of a Fund’s investments in a wholly owned subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Shareholders should review “Other Information” under “Taxation” in the Prospectus for more information.

The following replaces the footnote in the table under “Service Providers—Management Fees and Other Expenses” in the Prospectuses:

*

The Actual Rate, which reflects the combined management fees paid to GSAM by each Fund and its Subsidiary, may not correlate to the Contractual Management Fee Annual Rate as a result of management fee waivers that may be in effect from time to time.

The following is added after the second paragraph under “Service Providers—Management Fees and Other Expenses” in the Prospectuses:

Each of the Subsidiaries has entered into a separate contract with the Investment Adviser whereby the Investment Adviser provides investment advisory and other services to each of the respective Subsidiaries. In consideration of these services, each of the Subsidiaries pays the Investment Adviser a management fee at the annual rate of 0.42% of its average daily net assets. The Investment Adviser has contractually agreed to waive the advisory fees it receives from each Fund in an amount equal to the advisory fee paid to the Investment Adviser by its Subsidiary. These waivers may not be discontinued by the Investment Adviser as long as its contract with each Subsidiary is in place. The Subsidiaries also pay certain other expenses, including service and custody fees. The Investment Adviser has agreed to reduce or limit each Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets.

The following is added after the last paragraph under “Taxation—Other Information” in the Prospectuses:

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90 percent of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under the Code. As such, a Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

Historically, the IRS had issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments (the “Subsidiary Rulings”) are “qualifying income” for purposes of compliance with Subchapter M of the Code.

The Funds have not received such a private letter ruling, and are not able to rely on private letter rulings issued to other taxpayers. In connection with investments in wholly-owned subsidiaries and/or commodity index-linked structured notes, each Fund obtained an opinion of counsel (the “Tax Opinion”) that its income from such investments should constitute “qualifying income.” In reliance on such opinion, each Fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiaries.

The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Funds intend to limit their investments in commodity index-linked structured notes. The IRS recently issued final regulations that would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The Subsidiary Rulings have not been revoked.

In reliance on the applicable Tax Opinion, each Fund may continue to gain exposure to volatility index derivatives and the commodity markets through investments in the Subsidiaries.

The tax treatment of a Fund’s investments in a wholly owned subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (RIC) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

The following is added under “Appendix A—Additional Information on Fund Risks, Securities and Techniques—C. Investment Securities and Techniques” in the Prospectuses:

Investments in the Subsidiaries. The Funds gain exposure to volatility index derivatives and the commodity markets by investing in their respective Subsidiaries. The Subsidiaries invest in, among other things, commodity index-linked swaps that provide exposure to the performance of the commodity markets. The IRS issued a revenue ruling that limits the extent to which the Funds may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiaries, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Taxation” above for further information.

The Funds gain exposure to these derivative instruments indirectly by investing in the Subsidiaries. The Subsidiaries may also invest in fixed income instruments, which are intended to serve as margin or collateral for their derivative positions. To the extent that the Funds invest in the Subsidiaries, which may hold some of the investments described in the Prospectus, the Funds will be indirectly exposed to the risks associated with those investments. The Subsidiaries are not registered under the Investment Company Act and, unless otherwise noted in the Prospectus, are not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/ or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Prospectus and the SAI and could adversely affect the Funds.

With respect to their investments, the Subsidiaries are generally subject to the same fundamental, non-fundamental and certain other investment restrictions as the Funds; however, the Subsidiaries (unlike the Funds) may invest without limitation in commodity-linked swap agreements, futures and other commodity-linked securities and derivative instruments, such as swaps and futures. The Funds and Subsidiaries may test for compliance with certain investment restrictions on a consolidated basis.

The following is added before the last paragraph in the “Investment Objectives and Policies” section of the SAI:

Each of the Funds may pursue its investment objective by investing up to 25% of its total assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (with respect to the Strategic Factor Allocation Fund, the “SFA Subsidiary,” with respect to the Strategic Volatility Premium Fund, the “SVP Subsidiary,” and together, the “Subsidiaries”). The Subsidiaries are advised by GSAM and are generally subject to the same fundamental, non-fundamental and certain other investment restrictions as the Funds, as applicable; however, the Subsidiaries (unlike the Funds) are able to invest without limitation in commodity index-linked securities and other commodity-linked securities and derivative instruments. Each Fund and its respective Subsidiary test for compliance with certain investment restrictions on a consolidated basis. By investing in the Subsidiaries, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are subject to the same risks that would apply to similar investments if held directly by the Funds. See below “DESCRIPTION OF INVESTMENT SECURITIES AND PRACTICES—Investments in the Wholly-Owned Subsidiaries” for a more detailed discussion of the Subsidiaries.

The Investment Adviser is subject to registration and regulation as a CPO under the CEA with respect to its service as investment adviser to the Funds and the Subsidiaries. The Investment Adviser is exempt from certain Commodity Futures Trading Commission (“CFTC”) recordkeeping, reporting and disclosure requirements under CFTC Rule 4.7 with respect to the Subsidiaries.

The following is added under the “Description of Investment Securities and Practices” section of the SAI:

Commodity-Linked Investments

The Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, discussed below, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Funds may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in the Subsidiaries. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Investment Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund and/or a Subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Funds’ investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Funds’ investments are expected to exhibit low or negative correlation with stocks and bonds.

Because commodity-linked investments are available from a relatively small number of issuers, a Fund’s investments will be particularly subject to counterparty risk, which is the risk that the issuer of the commodity-linked derivative (which issuer may also serve as counterparty to a substantial number of the Fund’s commodity-linked and other derivative investments) will not fulfill its contractual obligations.

Investments in the Wholly-Owned Subsidiaries

Each of the Funds may invest in a Subsidiary. Investments in a Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Code and IRS revenue rulings, as discussed below under “TAXATION—Fund Taxation.” The Subsidiaries are limited liability companies organized under the laws of the Cayman Islands, and each Subsidiary is overseen by its own board of managers. Each of the Funds is currently the sole shareholder of its respective Subsidiary. The Subsidiaries may invest without limitation in commodity index-linked securities (including leveraged and unleveraged structured notes) and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets. Although a Fund may invest in commodity-linked derivative instruments directly, the Fund may gain exposure to these derivative instruments indirectly by investing in its respective Subsidiary. Each Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions, as well as volatility index derivatives and foreign currency transactions (including forward contracts). To the extent that a Fund invests in its respective Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the applicable Prospectus and this SAI.

Each Subsidiary is not an investment company registered under the 1940 Act and, unless otherwise noted in the applicable Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the applicable Prospectus and this SAI and could negatively affect the Funds and their shareholders.

The following is added after the first sentence under the “Management Services” section of the SAI:

GSAM will also serve as investment adviser to the Subsidiaries.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

STRATSOPSSTK 02-24